Stockholders’ Equity (Deficit)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Stockholders’ Equity (Deficit) [Abstract]
Stockholders’ Equity (Deficit)

Note 12 — Stockholders’ Equity (Deficit)

Before reverse recapitalization

Given the consideration of retroactive adjustments, upon incorporation on March 20, 2022, the Company’s authorized shares were 145,000,000 shares of Common Stock with a par value of $0.0001 per share.

After reverse recapitalization

Upon consummation of the business combination on September 29, 2023, each share of Estrella’s Common Stock was converted into 0.2407 shares of the Company’s Common Stock.

The Company’s authorized shares of Common Stock is 250,000,000 with a par value of $0.0001 per share (the “Common Stock”). Given the retroactive effect of the reverse recapitalization, as of June 30, 2023, there were 978,243 shares of Common Stock issued and outstanding.

Issuance of Common Stock upon the reverse recapitalization (see Note 3)

On September 29, 2023, upon the consummation of the Business Combination, the Company issued an aggregate total of 1,701,232 Common Stock to UPTD’s shareholders.

The following table presents the number of the Company’s ordinary shares issued upon the Reverse Recapitalization:

Ordinary Shares
UPTD’s Common Stock outstanding prior to Reverse Recapitalization	2,329,920
Less: redemption of UPTD’s Common Stock	(628,688)
Total shares issued upon the Reverse Recapitalization	1,701,232

Conversion of Series A Preferred Stock and the Series AA Preferred Stock

Immediately prior to the consummation of the business combination on September 29, 2023, all shares of Estrella Series A and Series AA Preferred Stock were converted into Estrella Common Stock and then into Merger Consideration Shares which is amounted to 28,888,675 shares of Common Stock based on an exchange ratio of 0.2407 determined by the total number of shares of Estrella Common Stock outstanding at the Effective Time in accordance with the Merger Agreement.

PIPE investment shares

In connection with the Merger, on September 14, 2023, UPTD entered into subscription agreements (the “Subscription Agreements”) with each of Plentiful Limited, a Samoan limited company (“Plentiful Limited”) and Lianhe World Limited (“Lianhe World,” together with Plentiful Limited, collectively, the “PIPE Investors”). Concurrently with the closing of the Business Combination, the Company issued 500,000 shares of Common Stock to each of Plentiful Limited and Lianhe World, respectively, for aggregate proceeds of $10,000,000.

Within thirty days following the date of the Closing, each PIPE Investor will also be entitled to receive 704,819 shares of Common Stock. Within five days following the date that is 24 months following the Closing (the “24-Month Date”), if the VWAP of Common Stock for the fifteen trading days prior to the 24-Month Date (the “24-Month Date VWAP”) is less than $8.30, then each of them will be entitled to a number of shares of Common Stock equal to (i) (A) 8.30 minus (B) the 24-Month Date VWAP multiplied by (ii) (A) the number of Shares held by the Investor on the 24-Month Date minus (B) the number of Shares acquired by the Investor following the Closing divided by 10.00.

On January 22, 2024, the Company completed the issuance of an additional 704,819 shares of Common Stock to each of the two PIPE Investors. The shares were issued as part of the consideration that each PIPE Investor was entitled to receive thirty days following the date of the closing of the Business Combination.

Stock purchase agreement shares

On April 20, 2023, UPTD entered into the Common Stock Purchase Agreement and the White Lion RRA with White Lion. Subsequently, on April 26, 2023, UPTD and White Lion entered into an amendment to the Common Stock Purchase Agreement. Pursuant to the Common Stock Purchase Agreement, following the Closing, the Company will have the right, but not the obligation, to require White Lion to purchase, from time to time up to $50,000,000 in aggregate gross purchase price of newly issued shares of Common Stock (the “Equity Line Shares”), subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement as further described in Note 8. For the six-month transition period ended December 31, 2024, White Lion has purchased 70,000 shares of the Company’s Common Stock for an aggregated consideration of $79,491.

Warrants

In connection with the reverse recapitalization, the Company has assumed 2,214,993 Public Warrants outstanding. Public Warrants met the criteria for equity classification.

Each whole Warrant entitles the registered holder to purchase one whole share of the Company’s Common Stock at a price of $11.50 per share. Pursuant to the warrant agreement, a warrant holder may exercise its Warrants only for a whole number of shares of Common Stock. This means that only a whole Warrant may be exercised at any given time by a warrant holder. No fractional Warrants will be issued upon separation of the Units and only whole Warrants will trade. The Warrants will expire five years after the completion of the Company’s initial Business Combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The Company has agreed that as soon as practicable, but in no event later than 30 business days, after the closing of the initial Business Combination, it will use its reasonable commercially reasonable efforts to file, and within 60 business days following its initial Business Combination to have declared effective, a registration statement for the registration, under the Securities Act, of the shares of Common Stock issuable upon exercise of the Warrants. The Company will use its commercially reasonable efforts to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Warrants in accordance with the provisions of the warrant agreement. No Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the Common Stock issuable upon exercise of the Warrants and a current prospectus relating to such shares of Common Stock. Notwithstanding the above, if the Company’s Common Stock is at the time of any exercise of a Warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Warrants who exercise their Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event it so elect, it will not be required to file or maintain in effect a registration statement, but it will be required to use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Once the Warrants become exercisable, the Company may call the Warrants for redemption:

•        in whole and not in part;

•        at a price of $0.01 per Warrant;

•        upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and

•        if, and only if, the reported last sale price of the Common Stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on third business day before the Company send the notice of redemption to the warrant holders.

The Company accounted for the 2,214,993 public Warrants assumed from the merger as equity instruments in accordance with ASC 480, “Distinguishing Liabilities from Equity” and ASC 815-40, “Derivatives and Hedging: Contracts in Entity’s Own Equity”.

Stock Repurchase Program

On January 30, 2024, the Company issued a press release announcing that its board of directors has authorized share repurchases of up to $1.0 million of its common stock. The authorization does not constitute a formal or binding commitment to make any share repurchases and the timing, amount and method of any share repurchases made pursuant to the authorization will be determined at a future date depending on market conditions and other factors. As of December 31, 2024, approximately $0.4 million remained available for repurchases.

As of December 31, 2024 and June 30, 2024, the Company has repurchased 486,979 and 321,794 shares of its common stock. For the six-month transition period ended December 31, 2024, the Company repurchased 165,185 shares of its common stock in open market transactions for $214,477 at a weighted average price per share of $1.30. For the year ended June 30, 2024, the Company repurchased 321,794 shares of its common stock in open market transactions for $354,440 at a weighted average price per share of $1.10.

Note 7 — Stockholders’ Equity (Deficit)

The Company’s authorized shares of Common Stock is 250,000,000 with a par value of $0.0001 per share (the “Common Stock”). As of September 30, 2025 and December 31, 2024, there were 38,280,870 and 36,680,870 shares of Common Stock issued, respectively. As of September 30, 2025 and December 31, 2024, there were 37,765,589 and 36,193,891 shares of Common Stock outstanding, respectively.

PIPE investment shares

In connection with the Merger, on September 14, 2023, UPTD entered into subscription agreements (the “Subscription Agreements”) with each of Plentiful Limited, a Samoan limited company (“Plentiful Limited”) and Lianhe World Limited (“Lianhe World,” together with Plentiful Limited, collectively, the “PIPE Investors”). Concurrently with the closing of the Business Combination, the Company issued 500,000 shares of Common Stock to each of Plentiful Limited and Lianhe World, respectively, for aggregate proceeds of $10,000,000.

Within thirty days following the date of the Closing, each PIPE Investor will also be entitled to receive 704,819 shares of Common Stock. Within five days following the date that is 24 months following the Closing (the “24-Month Date”), if the VWAP of Common Stock for the fifteen trading days prior to the 24-Month Date (the “24-Month Date VWAP”) is less than $8.30, then each of them will be entitled to a number of shares of Common Stock equal to (i) (A) 8.30 minus (B) the 24-Month Date VWAP multiplied by (ii) (A) the number of Shares held by the Investor on the 24-Month Date minus (B) the number of Shares acquired by the Investor following the Closing divided by 10.00. In accordance with the terms of the Subscription Agreements, the maximum number of shares to be issued at the 24-Month Date totals to 709,770. (See Note 11.)

On January 22, 2024, the Company completed the issuance of an additional 704,819 shares of Common Stock to each of the two PIPE Investors. The shares were issued as part of the consideration that each PIPE Investor was entitled to receive thirty days following the date of the closing of the Business Combination.

Stock purchase agreement shares

On April 20, 2023, UPTD entered into the Common Stock Purchase Agreement and the White Lion RRA with White Lion. Subsequently, on April 26, 2023, UPTD and White Lion entered into an amendment to the Common Stock Purchase Agreement. Pursuant to the Common Stock Purchase Agreement, following the Closing, the Company will have the right, but not the obligation, to require White Lion to purchase, from time to time up to $50,000,000 in aggregate gross purchase price of newly issued shares of Common Stock (the “Equity Line Shares”), subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement as further described in Note 4. As of September 30, 2025, White Lion has purchased 70,000 shares of the Company’s Common Stock for an aggregated consideration of $79,491.

From May 2025 to September 2025, the Company entered into Securities Purchase Agreements with three accredited investors. Each Securities Purchase Agreement includes a contingent value protection feature pursuant to which the Company may be required to issue additional shares of Common Stock (the “True-Up Shares”) if the market price of the Company’s stock on the 12-month anniversary of the agreement is below $1.50 per share. As of September 30, 2025, the Company had received gross proceeds of $2,400,000 in connection with the Securities Purchase Agreements and issued 1,600,000 shares of its Common Stock to the investors.

The True-Up feature was determined to require bifurcation from the host equity contract and is accounted for separately as a derivative liability under ASC 815. The derivative liability is initially measured at fair value on the issuance date and is remeasured at fair value at each subsequent reporting date, with changes in fair value recognized as General and administrative expense in the consolidated statements of operations. In accordance with the Securities Purchase Agreements executed between May 2025 to September 2025, the maximum number of True-Up Shares totals to 735,857.

Changes in fair value recognized for the three and nine months ended September 30, 2025, were $67,039. The Company did not recognize any changes in fair value during the same periods in 2024 as no derivative liabilities existed.

As of September 30, 2025, the fair values of the derivative liabilities related to the True-Up Shares were valued at $385,355 using a Monte Carlo Simulation model. Key inputs included a volatility of 87% to 90%, a risk-free rate of 3.7% to 3.8%, and a spot price of $1.15 per share. The model captured the path-dependent payoff structure of the True-Up obligation and incorporated the terms of the contingent settlement feature, including the $0.99 to $1.08 True-Up Price and the Contractual Floor Price of $0.20 per share.

Warrants

In connection with the reverse recapitalization, the Company has assumed 2,214,993 Public Warrants outstanding. Public Warrants met the criteria for equity classification.

Each whole Warrant entitles the registered holder to purchase one whole share of the Company’s Common Stock at a price of $11.50 per share. Pursuant to the warrant agreement, a warrant holder may exercise its Warrants only for a whole number of shares of Common Stock. This means that only a whole Warrant may be exercised at any given time by a warrant holder. No fractional Warrants will be issued upon separation of the Units and only whole Warrants will trade. The Warrants will expire five years after the completion of the Company’s initial Business Combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The Company has agreed that as soon as practicable, but in no event later than 30 business days, after the closing of the initial Business Combination, it will use its reasonable commercially reasonable efforts to file, and within 60 business days following its initial Business Combination to have declared effective, a registration statement for the registration, under the Securities Act, of the shares of Common Stock issuable upon exercise of the Warrants.

The Company will use its commercially reasonable efforts to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Warrants in accordance with the provisions of the warrant agreement. No Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the Common Stock issuable upon exercise of the Warrants and a current prospectus relating to such shares of Common Stock. Notwithstanding the above, if the Company’s Common Stock is at the time of any exercise of a Warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Warrants who exercise their Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event it so elect, it will not be required to file or maintain in effect a registration statement, but it will be required to use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Once the Warrants become exercisable, the Company may call the Warrants for redemption:

•        in whole and not in part;

•        at a price of $0.01 per Warrant;

•        upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and

•        if, and only if, the reported last sale price of the Common Stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on third business day before the Company send the notice of redemption to the warrant holders.

The Company accounted for the 2,214,993 public Warrants assumed from the merger as equity instruments in accordance with ASC 480, “Distinguishing Liabilities from Equity” and ASC 815-40, “Derivatives and Hedging: Contracts in Entity’s Own Equity”.

Stock Repurchase Program

On January 30, 2024, the Company issued a press release announcing that its board of directors has authorized share repurchases of up to $1.0 million of its common stock. The authorization does not constitute a formal or binding commitment to make any share repurchases and the timing, amount and method of any share repurchases made pursuant to the authorization will be determined at a future date depending on market conditions and other factors. As of September 30, 2025 and December 31, 2024, approximately $0.4 million remained available for repurchases.

As of September 30, 2025 and December 31, 2024, the Company has repurchased 515,281 and 486,979 shares of its common stock. For the nine months ended September 30, 2025 and 2024, the Company repurchased 28,302 and 431,723 shares of its common stock in open market transactions for $29,462 and $504,905 at a weighted average price per share of $1.04, and $1.17, respectively.